UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported): January 20, 2015

Commission File Number of securitizer: none

Central Index Key Number of securitizer: 0001599928

Brookwood Receivables Funding, LLC1

(Exact name of securitizer as specified in its charter)

Kenneth Wayco, President, (678) 823-4675

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

[1]	Brookwood Receivables Funding, LLC is filing this Form ABS 15-G in respect of all asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including Brookwood Funding, LLC, Brookwood Loans of Alabama, LLC, Brookwood Loans of California, LLC, Brookwood Loans of Georgia, LLC, Brookwood Loans of Illinois, LLC, Brookwood Loans of Missouri, LLC, Brookwood Loans of South Dakota, LLC, Brookwood Loans of Utah, LLC and Brookwood Loans of Wisconsin, LLC.

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Brookwood Receivables Funding, LLC (Securitizer)

By:	/s/ Kenneth Wayco
Name: Kenneth Wayco
Title: President

Date January 20, 2015